Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets
	December 31,
	2023	2022

Grants expected to receive	$196,650	$34,289
Prepaid expenses (primarily insurance policies)	109,507	108,250
Government authorities	18,500	87,780

	$324,657	$230,319